Leases - Summary of cash flow information related to leases (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Disclosure Of Supplemental Cash Flow Information Related To Leases [Line Items]
Operating lease payments	¥ 42,228
Operating lease liabilities	¥ 26,840